Net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE*
Schedule of computation of basic and diluted loss per share

The following tables set forth the computation of basic and diluted loss per share of Class A Ordinary Shares and Class B Ordinary Shares:

	For the Year Ended December 31, 2025
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(9,587,938)	$(1,958,552)
Denominator
Number of shares used in per share computation	23,402,915	4,780,575
Basic and diluted loss per share	$(0.41)	$(0.41)

	For the Year Ended December 31, 2024
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(4,845,217)	$(1,038,934)
Denominator
Number of shares used in per share computation	22,294,896	4,780,575
Basic and diluted loss per share	$(0.22)	$(0.22)

	For the Year Ended December 31, 2023
	Class A Ordinary Shares	Class B Ordinary Shares
	US$	US$
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(6,402,122)	$(1,559,402)
Denominator
Number of shares used in per share computation	19,626,646	4,780,575
Basic and diluted loss per share	$(0.33)	$(0.33)

Summary of anti-dilutive instruments

The summary of anti-dilutive instruments excluded from the computation of earnings per share, amount is as follows:

	Warrants	Convertible Notes	Total
Common Stock subject to outstanding:
For the year ended December 31, 2025	4,949,156	841,072	5,790,228
For the year ended December 31, 2024	4,943,608	1,206,141	6,149,749
For the year ended December 31, 2023	5,570,275	-	5,570,275